RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring, Acquisition, And Other [Abstract]
Restructuring, acquisition and other	CAD 152	CAD 644
Impairment of assets and related onerous contract charges	CAD 0	CAD 484